Derivative warrant liabilities - Assumptions used to estimate fair value of derivative warrant liability (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) year $ / shares	Dec. 31, 2016 USD ($) year $ / shares
Disclosure of classes of share capital [line items]
Annualized volatility	74.00%	74.00%
Risk-free interest rate	1.31%	0.60%
Life of warrants in years	6.6	4
Expected dividend as percentage, warrants options granted	0.00%	0.00%
February 14, 2014 Warrants | Warrants
Disclosure of classes of share capital [line items]
Annualized volatility	48.00%	61.00%
Risk-free interest rate	1.76%	1.21%
Life of warrants in years | year	1.12	2.12
Expected dividend as percentage, warrants options granted	0.00%	0.00%
Market price (in dollars per share) | $	$ 4.53	$ 2.10
Fair value per Warrant (in dollars per share) | $ / shares	$ 1.64	$ 0.46
Bought Deal Public Offering | Warrants
Disclosure of classes of share capital [line items]
Annualized volatility	55.00%	76.00%
Risk-free interest rate	2.08%	1.92%
Life of warrants in years | year	3.99	5
Expected dividend as percentage, warrants options granted	0.00%	0.00%
Market price (in dollars per share) | $	$ 4.53	$ 2.10
Fair value per Warrant (in dollars per share) | $ / shares	$ 2.54	$ 1.16